Biological Assets (Tables)	9 Months Ended
Mar. 31, 2023
Agriculture [Abstract]
Inputs and Assumptions Used in Determining the Fair Value of Biological Assets

Accounting Policy

The Company defines biological assets as living plants up to the point of harvest. Biological assets are measured at fair value less costs to sell at the end of each reporting period in accordance with IAS 41 - Agriculture using the income approach. The Company utilizes an income approach to determine the fair value less cost to sell at a specific measurement date, based on the existing plants’ stage of completion up to the point of harvest. The Company cultivates cannabis and propagation plants biological assets. For cannabis plants, the stage of completion is determined based on the specific date of clipping the mother plant, the period-end reporting date, the average growth rate for the strain and facility environment and is calculated on a weighted average basis for the number of plants in the specific lot. Propagation plants are comprised solely of plants from the Bevo business, and are sold as living plants to customers and therefore not harvested into inventory. For propagation plants, the stage of completion is determined based on the propagation date, the promised date, and the period-end reporting date.

The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of cannabis biological assets:

Inputs and assumptions	Description	Correlation between inputs and fair value
Average selling price per gram	Represents the average selling price per gram of dried cannabis net of excise taxes, where applicable, for the period for all strains of cannabis sold, which is expected to approximate future selling prices.	If the average selling price per gram were higher (lower), estimated fair value would increase (decrease).
Average attrition rate	Represents the weighted average number of plants culled at each stage of production.	If the average attrition rate was lower (higher), estimated fair value would increase (decrease).
Weighted average yield per plant	Represents the weighted average number of grams of dried cannabis inventory expected to be harvested from each cannabis plant.	If the weighted average yield per plant was higher (lower), estimated fair value would increase (decrease).
Cost per gram to complete production	Based on actual production costs incurred divided by the grams produced in the period.	If the cost per gram to complete production was lower (higher), estimated fair value would increase (decrease).
Weighted average effective yield	Represents the estimated percentage of harvested product that meets specifications in order to be sold as a dried cannabis product.	If the weighted average effective yield were higher (lower), the estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the weighted average number of days in production over a total average grow cycle of approximately twelve weeks.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to cannabis biological assets and include all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of propagation plants biological assets:
Inputs and assumptions	Description	Correlation between inputs and fair value
Selling price per plant	Represents selling price per plant, which is based on committed purchase plans.	If selling price per plant were higher (lower), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the number of days in production over the promised date less the propagation date.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to propagation plants biological assets based on a rolling gross margin rate and includes all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following table outlines the key assumptions used in calculating the recoverable amount for each CGU and operating segment tested for impairment as at March 31, 2023 and June 30, 2022:

	Indefinite Life Intangible Impairment Testing			Goodwill Impairment Testing
	Canadian Cannabis CGU	Plant Propagation	European Cannabis CGU	Canadian Cannabis Operating Segment	Plant Propagation	European Cannabis Operating Segment
March 31, 2023
Terminal value growth rate	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%
Discount rate	16.5%	11.0%	17.0%	16.5%	11.0%	17.0%
Budgeted revenue growth rate over forecast period	16.7%	10.0%	48.8%	16.5%	10.0%	48.8%
Fair value less cost to dispose	$258,228	$184,832	$78,612	$236,345	$184,832	$87,420

	Canadian Cannabis CGU	Plant Propagation	International Cannabis CGU	Cannabis Operating Segment	Plant Propagation	European Cannabis Operating Segment
June 30, 2022
Terminal value growth rate	3.0%	n/a	3.0%	3.0%	n/a	3.0%
Discount rate	15.0%	n/a	16.0%	15.0%	n/a	16.0%
Budgeted revenue growth rate over forecast period	18.1%	n/a	23.1%	18.2%	n/a	23.7%
Fair value less cost to dispose	$319,828	n/a	$48,052	$264,829	n/a	$69,021

Breakdown of Biological Assets
The following is a breakdown of biological assets:

	March 31, 2023	June 30, 2022
	$	$
Indoor cannabis production facilities	8,428	23,367
Outdoor cannabis production facilities	—	460
Plant propagation production facilities	14,262	—
	22,690	23,827

Significant Unobservable Assumptions Used in the Valuation of Biological Assets, Including Sensitivities
The following table highlights the sensitivities and impact of changes in significant assumptions on the fair value of biological assets grown at indoor cannabis production facilities:

Significant inputs & assumptions	Range of inputs		Sensitivity	Impact on fair value
	March 31, 2023	June 30, 2022		March 31, 2023	June 30, 2022
Average selling price per gram	$4.42	$5.18	Increase or decrease of $1.00 per gram	$3,360	$9,813
Weighted average yield (grams per plant)	38.80	39.16	Increase or decrease by 5 grams per plant	$1,438	$3,219
Weighted average effective yield	91%	89%	Increase of decrease by 5%	$395	$1,104
Cost per gram to complete production	$1.65	$1.52	Increase or decrease of $1.00 per gram	$3,427	$6,607
The following table highlights the sensitivities and impact of changes in significant assumptions on the fair value of biological assets grown at plant propagation production facilities:

Significant inputs & assumptions	Range of inputs		Sensitivity	Impact on fair value
	March 31, 2023	June 30, 2022		March 31, 2023	June 30, 2022
Average selling price per floral/bedding plant	$7.58	n/a	Increase or decrease by 10%	$1,682	n/a
Average stage of completion in the production process	56%	n/a	Increase or decrease by 10%	$2,295	n/a

Changes in Carrying Value of Biological Assets
The changes in the carrying value of biological assets during the period are as follows:

	March 31, 2023	June 30, 2022
	$	$
Opening balance	23,827	20,250
Production costs capitalized	71,326	79,620
Biological assets acquired through business combinations (Note 13)	4,470	232
Sale of biological assets	(18,645)	(387)
Foreign currency translation	(234)	(1,233)
Changes in fair value less cost to sell due to biological transformation	34,129	118,671
Transferred to inventory upon harvest	(92,183)	(193,326)
Ending balance	22,690	23,827